Pensions and other post-retirement benefits - Fair value of assets held by the defined benefit plans (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [line items]
Property	$ 2,404	$ 2,846	$ 2,691
Cash	919	1,375	1,873
Otherf	1,534	1,279	1,060
Debt (repurchase agreements) used to fund liability driven investments	(5,290)	(10,723)	(9,387)
Asset recognized	33,527	53,966	53,117
Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	1,891	4,067	6,980
Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	253	440	671
Private equity
Disclosure of fair value of plan assets [line items]
Equity	3,843	4,773	4,507
Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	6,354	11,503	7,869
Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	12,024	24,616	24,683
Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	9,595	13,790	12,170
United Kingdom
Disclosure of fair value of plan assets [line items]
Property	2,297	2,714	2,553
Cash	567	1,136	1,392
Otherf	1,088	1,133	795
Debt (repurchase agreements) used to fund liability driven investments	(5,290)	(10,723)	(9,387)
Asset recognized	25,047	42,844	41,463
United Kingdom | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	1,252	2,964	5,008
United Kingdom | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	117	252	418
United Kingdom | Private equity
Disclosure of fair value of plan assets [line items]
Equity	2,715	3,233	2,899
United Kingdom | Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	4,039	7,491	4,303
United Kingdom | Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	11,945	24,516	24,576
United Kingdom | Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	6,317	10,128	8,906
US
Disclosure of fair value of plan assets [line items]
Property	0	0	0
Cash	175	116	267
Otherf	33	54	131
Debt (repurchase agreements) used to fund liability driven investments	0	0	0
Asset recognized	5,417	7,173	7,466
US | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	127	340	1,112
US | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	17	45	115
US | Private equity
Disclosure of fair value of plan assets [line items]
Equity	1,126	1,537	1,604
US | Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	1,370	2,606	1,839
US | Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0	0
US | Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	2,569	2,475	2,398
Eurozone
Disclosure of fair value of plan assets [line items]
Property	89	110	110
Cash	61	54	51
Otherf	56	70	104
Debt (repurchase agreements) used to fund liability driven investments	0	0	0
Asset recognized	1,877	2,537	2,680
Eurozone | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	299	473	542
Eurozone | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	48	67	68
Eurozone | Private equity
Disclosure of fair value of plan assets [line items]
Equity	0	0	0
Eurozone | Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	682	974	1,111
Eurozone | Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	79	100	107
Eurozone | Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	563	689	587
Other
Disclosure of fair value of plan assets [line items]
Property	18	22	28
Cash	116	69	163
Otherf	357	22	30
Debt (repurchase agreements) used to fund liability driven investments	0	0	0
Asset recognized	1,186	1,412	1,508
Other | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	213	290	318
Other | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	71	76	70
Other | Private equity
Disclosure of fair value of plan assets [line items]
Equity	2	3	4
Other | Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	263	432	616
Other | Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0	0
Other | Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	$ 146	$ 498	$ 279